Interest and Other Income	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Interest and Other Income
Interest and Other Income

F. Interest and Other Income

        Interest and Other Income consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$71,711	$—	$144,994	$—
Cost of sales	(62,772)	—	(123,721)	—

	8,939	—	21,273	—
Interest and Other	15,557	11,903	26,486	38,822

Total	$24,496	$11,903	$47,759	$38,822

(a)
Other income for 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our condensed, consolidated statements of income. AeroTurbine was acquired on October 7, 2011.

Note E—Interest and Other Income

	2011	2010	2009
	(Dollars in thousands)
Interest	$11,621	$20,276	$20,415
Management fee income	10,202	10,764	10,655
AeroTurbine revenue(a)
Engines, parts and supplies	71,778	—	—
Cost of sales	(62,070)	—	—

	9,708	—	—

Other	26,379	30,702	27,139

Total	$57,910	$61,742	$58,209

(a)
Other income for 2011 includes revenue from sales by AeroTurbine of engines, aircraft and parts, presented net of cost of sales on our consolidated statement of income, since our acquisition date of AeroTurbine of October 7, 2011.